Other Real Estate - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
Foreclosed residential real estate	$ 400	$ 200
Mortgage loans in process of foreclosure, amount	800	600
Other real estate and repossessed assets, net	$ 455	$ 245